Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue (Note 26)	$ 816,828	$ 774,775
Production costs (Note 21)	(500,670)	(428,333)
Depreciation and amortization (Note 10)	(122,888)	(115,955)
Royalties	(24,510)	(31,608)
Cost of sales	(648,068)	(575,896)
Mine operating earnings	168,760	198,879
General and administrative	(21,397)	(23,663)
Exploration and project development	(19,755)	(11,334)
Foreign exchange gains (losses)	1,823	(9,054)
Impairment reversals (Note 11)	61,554	0
Gains (losses) on commodity, diesel fuel swaps, and foreign currency contracts (Note 7)	606	(4,944)
Gain on sale of mineral properties, plant and equipment (Note 10)	191	25,100
Share of loss from associate and dilution gain (Note 12)	2,052	7,946
Other (expense) income (Note 27)	(5,505)	1,542
Earnings from operations	188,329	184,472
Gain on derivatives (Note 7)	64	0
Investment income	1,277	1,350
Interest and finance expense (Note 23)	(7,185)	(9,551)
Earnings before income taxes	182,485	176,271
Income tax expense (Note 28)	(59,034)	(74,446)
Net earnings for the year	123,451	101,825
Equity holders of the Company	120,991	100,085
Non-controlling interests	$ 2,460	$ 1,740
Basic earnings per share (in USD per share)	$ 0.79	$ 0.66
Diluted earnings per share (in USD per share)	$ 0.79	$ 0.66
Weighted average shares outstanding (in 000’s) Basic (shares)	153,070	152,118
Weighted average shares outstanding (in 000’s) Diluted (shares)	153,353	152,504